UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06143
CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Copy to:

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                                                          Schedule of Investments

Credit Suisse Global Fixed Income Fund

Schedule of Investments

January 31, 2005 (unaudited)

Par(1) (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BONDS (92.8%)
Austria (1.1%)
Banks (1.1%)
160,000	(A)	Osterreichische Kontrollbank AG, Global Government Guaranteed Notes	(AAA , Aaa)	03/22/10	1.800	$1,645,546
TOTAL AUSTRIA						1,645,546

Belgium (4.1%)
Sovereign (4.1%)
1,000		Kingdom of Belgium	(AA+ , Aa1)	03/28/09	3.750	1,350,733
3,000		Kingdom of Belgium	(AA+ , Aa1)	03/28/28	5.500	4,789,642
TOTAL BELGIUM						6,140,375

Bermuda (0.1%)
Insurance (0.1%)
130	(C)	Everest Reinsurance Holdings, Notes	(A- , A3)	10/15/14	5.400	131,879
TOTAL BERMUDA						131,879

Brazil (0.2%)
Sovereign (0.2%)
304	(C)	Federal Republic of Brazil, Restructured Debt Bonds#	(BB- , B1)	04/15/12	3.125	292,756
TOTAL BRAZIL						292,756

Canada (2.5%)
Chemicals (0.1%)
185	(C)	Methanex Corp., Yankee Notes	(BBB- , Ba1)	08/15/05	7.750	189,163
Forest Products, Paper (0.1%)
190	(C)	Tembec Industries, Inc., Global Company Guaranteed Notes	(B , B2)	03/15/12	7.750	181,450
Media (0.1%)
130	(C)	Thomson Corp., Global Notes	(A- , A3)	01/05/12	6.200	143,592
Oil & Gas (0.1%)
65	(C)	Canadian Natural Resources, Ltd., Yankee Notes	(BBB+ , Baa1)	07/15/11	6.700	72,738
Pipelines (0.1%)
75	(C)	Trans-Canada Pipelines, Ltd., Yankee Bonds	(A- , A2)	01/15/15	4.875	75,504
Retail (0.8%)
650	(D)	Finning International, Inc.	(BBB+ , NR)	05/30/13	5.625	1,217,940
Sovereign (1.2%)
180,000	(A)	Government of Canada	(AAA , Aaa)	03/23/09	1.900	1,849,635
TOTAL CANADA						3,730,022

Chile (0.1%)
Electric (0.1%)
125	(C)	Compania Nacional de Transmision Electrica SA, Global Senior Notes	(A- , Baa1)	04/15/11	7.875	144,274
TOTAL CHILE						144,274

Colombia (0.2%)
Sovereign (0.2%)
290	(C)	Republic of Colombia, Global Notes§	(BB , Ba2)	01/23/12	10.000	327,990
TOTAL COLOMBIA						327,990

Denmark (0.9%)
Electric (0.9%)
1,000		Elsam A/S, Series EMTN, Senior Notes	(A- , NR)	06/21/11	4.625	1,378,802
TOTAL DENMARK						1,378,802

Par(1) (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

France (8.2%)
Diversified Financials (1.8%)
1,000		Banque Psa Finance, Series EMTN, Notes	(A- , A2)	01/30/07	4.875	1,357,144
500		CIE Financement Foncier, Series EMTN, Notes	(AAA , Aaa)	01/29/14	4.250	688,681
500		RCI Banque	(BBB+ , A3)	02/11/08	4.250	675,129
						2,720,954
Food (0.9%)
680	(D)	Carrefour SA, Series EMTN, Senior Unsubordinated Notes	(A+ , A1)	12/19/12	5.375	1,289,347
Oil & Gas (0.5%)
500		Technip SA, Notes	(BBB+ , NR)	05/26/11	4.625	688,732
Sovereign (2.9%)
2,000		Government of France	(AAA , Aaa)	04/25/07	5.500	2,776,245
1,100		Government of France	(AAA , Aaa)	10/25/16	5.000	1,621,900
						4,398,145
Telecommunications (0.6%)
552		France Telecom SA, Series EMTN, Senior Unsubordinated Notes	(BBB+ , Baa2)	12/23/09	7.000	837,110
Water (1.5%)
1,100		Suez SA, Bonds	(A- , NR)	10/13/09	5.875	1,597,946
500		Veolia Environnement, Series EMTN, Senior Notes	(BBB , Baa1)	06/27/08	5.875	711,453
						2,309,399
TOTAL FRANCE						12,243,687

Germany (8.4%)
Banks (2.0%)
300,000	(A)	Landwirtschaftliche Rentenbank, Series EMTN, Unsubordinated Notes	(AAA , Aaa)	04/25/13	1.375	2,975,033
Sovereign (6.4%)
1,000		Federal Republic of Germany	(AAA , Aaa)	01/04/07	6.000	1,390,171
2,500		Federal Republic of Germany	(AAA , Aaa)	08/17/07	4.500	3,413,853
1,400		Federal Republic of Germany	(AAA , Aaa)	01/04/12	5.000	2,024,054
2,000		Federal Republic of Germany	(AAA , Aaa)	01/04/13	4.500	2,814,940
						9,643,018
TOTAL GERMANY						12,618,051

Ireland (1.8%)
Asset Backed Securities (0.9%)
1,350		Pure Mortgages, Series 2004-1A, Class A#	(AAA , Aaa)	02/28/34	2.932	1,350,000
Banks (0.9%)
1,000		Depfa ACS Bank, Rule 144A‡	(AAA , Aaa)	04/15/08	3.250	1,323,550
TOTAL IRELAND						2,673,550

Italy (4.9%)
Sovereign (4.9%)
3,000		Republic of Italy	(AA- , Aa2)	02/01/06	2.750	3,930,140
1,000		Republic of Italy	(AA- , Aa2)	05/01/09	4.500	1,388,065
190,000	(A)	Republic of Italy	(AA- , Aa2)	02/23/10	1.800	1,952,250
TOTAL ITALY						7,270,455

Japan (4.0%)
Banks (1.6%)
250,000		Japan Bank Foreign International Cooperative, Euro non-dollar Foreign Government Guaranteed Notes	(AA- , Aaa)	03/19/08	0.350	2,428,445

Par(1) (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Electric (0.9%)
1,000	(B)	Tokyo Electric Power Company, Inc., Euro Notes	(AA- , Aa3)	03/27/07	5.125	1,368,889
Multi-National (1.0%)
150,000		European Investment Bank, Series EMTN	(AAA , Aaa)	09/20/07	2.125	1,525,853
Sovereign (0.5%)
80,000		Development Bank of Japan, Series INTL, Global Government Guaranteed Notes	(AA- , Aa1)	06/20/23	1.050	671,125
TOTAL JAPAN						5,994,312

Luxembourg (0.7%)
Diversified Financials (0.2%)
310		Tengizchevroil Finance Co., Rule 144A, Company Guaranteed Notes‡	(NR , Baa3)	11/15/14	6.124	314,262
Miscellaneous Manufacturing (0.1%)
100	(C)	Tyco International Group SA, Yankee Company Guaranteed Notes	(BBB , Baa3)	10/15/11	6.375	110,696
Telecommunications (0.4%)
500		SES Global, Company Guaranteed Notes	(BBB+ , Baa2)	11/19/08	4.500	679,573
TOTAL LUXEMBOURG						1,104,531

Malaysia (0.3%)
Oil & Gas (0.3%)
320	(C)	Petroliam Nasional Berhad, Rule 144A, Bonds‡	(A- , A2)	08/15/15	7.750	394,219
TOTAL MALAYSIA						394,219

Mexico (0.6%)
Sovereign (0.6%)
195	(C)	United Mexican States, Global Notes	(BBB , Baa1)	01/14/11	8.375	229,612
290	(C)	United Mexican States, Global Notes	(BBB , Baa1)	04/08/33	7.500	325,090
365	(C)	United Mexican States, Series MTN, Global Notes	(BBB , Baa1)	01/16/13	6.375	391,828
TOTAL MEXICO						946,530

Netherlands (5.2%)
Sovereign (4.4%)
2,190	(B)	Government of the Netherlands	(AAA , Aaa)	07/15/09	3.750	2,955,865
2,500	(B)	Government of the Netherlands	(AAA , Aaa)	07/15/12	5.000	3,615,307
						6,571,172
Telecommunications (0.8%)
280	(C)	Deutsche Telekom International Finance BV, Global Company Guaranteed Notes	(BBB+ , Baa1)	06/15/30	8.250	379,927

550		Olivetti Finance NV, Series EMTN, Company Guaranteed Notes	(BBB+ , Baa2)	01/24/08	5.875	774,853
						1,154,780
TOTAL NETHERLANDS						7,725,952

New Zealand (3.0%)
Sovereign (3.0%)
6,360		Government of New Zealand, Bonds	(AAA , Aaa)	04/15/15	6.000	4,512,200
TOTAL NEW ZEALAND						4,512,200

Norway (1.3%)
Chemicals (0.1%)
70		Yara International ASA, Rule 144A, Notes‡	(BBB , Baa2)	12/15/14	5.250	71,024
Diversified Financials (1.2%)
180,000	(A)	Eksportfinans ASA, Global Bonds	(AA+ , Aaa)	06/21/10	1.800	1,850,311
TOTAL NORWAY						1,921,335

Par(1) (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Panama (0.3%)
Sovereign (0.3%)
405		Republic of Panama, Global Notes	(BB , Ba1)	03/15/15	7.250	416,137
TOTAL PANAMA						416,137

Russia (0.5%)
Sovereign (0.5%)
720	(C)	Government of Russia, Series V, Debentures	(BB+ , Ba2)	05/14/08	3.000	672,336
TOTAL RUSSIA						672,336

South Korea (0.4%)
Banks (0.4%)
520	(C)	Korea Development Bank, Global Notes	(A- , A3)	07/20/09	4.750	529,066
TOTAL SOUTH KOREA						529,066

Spain (6.1%)
Sovereign (6.1%)
1,900		Kingdom of Spain	(AAA , Aaa)	01/31/06	3.200	2,500,531
1,800		Kingdom of Spain	(AAA , Aaa)	03/31/07	7.350	2,586,444
2,420		Kingdom of Spain	(AAA , Aaa)	07/30/32	5.750	4,041,031
TOTAL SPAIN						9,128,006

Sweden (0.6%)
Telecommunications (0.6%)
650	(B)	Vattenfall Treasury AB, Series EMTN, Company Guaranteed Notes	(A- , A3)	04/29/24	5.375	945,875
TOTAL SWEDEN						945,875

Turkey (0.2%)
Sovereign (0.2%)
360		Republic of Turkey, Global Notes	(BB- , B1)	02/05/25	7.375	357,750
TOTAL TURKEY						357,750

United Kingdom (4.7%)
Banks (1.6%)
1,500	(B)	HBOS Treasury Services PLC	(AAA , Aaa)	07/26/10	3.750	2,019,375
400	(C)	Royal Bank of Scotland Group PLC, Series 3, Perpetual Global Bonds (Callable 12/31/05 @ $100.00)	(A , A1)	11/29/49	7.816	413,924
						2,433,299
Sovereign (3.1%)
1,700		UK Treasury Bonds	(AAA , Aaa)	03/07/12	5.000	3,289,387
700		UK Treasury Bonds	(AAA , Aaa)	09/07/14	5.000	1,361,749
						4,651,136
TOTAL UNITED KINGDOM						7,084,435

United States (32.0%)
Aerospace & Defense (0.2%)
285		Goodrich Corp., Notes§	(BBB- , Baa3)	04/15/08	7.500	313,868
20		L-3 Communications Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $103.06)	(BB+ , Ba3)	07/15/13	6.125	20,550
						334,418
Asset Backed Securities (1.5%)
710		Carmax Auto Owner Trust, Series 2001–2, Class A4‡‡#	(AAA , Aaa)	12/15/06	3.940	711,812

Par(1) (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

16	CNH Equipment Trust, Series 2002–A, Class A3#‡‡	(AAA , Aaa)	07/17/06	2.730	15,936
975	DaimlerChrysler Auto Trust, Series 2004-B, Class A4‡‡	(AAA , Aaa)	10/08/09	3.710	974,543
625	Honda Auto Receivables Owner Trust, Series 2003-1, Class A4‡‡	(AAA , Aaa)	07/18/08	2.480	617,774
					2,320,065
Automobile Manufacturers (0.1%)
80	Ford Motor Co., Global Notes§	(BBB- , Baa1)	07/16/31	7.450	80,041
Automobile Parts & Equipment (0.3%)
195	Collins & Aikman Products Corp., Rule 144A, Senior Subordinated Notes§‡	(B- , B3)	08/15/12	12.875	162,337
225	Dana Corp., Rule 144A, Notes‡	(BBB- , Ba2)	01/15/15	5.850	221,246
					383,583
Banks (0.6%)
210	Bank of America Corp., Global Notes§	(A+ , Aa2)	10/01/10	4.250	210,222
330	Bank of America Corp., Global Senior Notes§	(A+ , Aa2)	01/15/08	3.875	331,133
175	Key Bank NA, Subordinated Notes	(A- , A2)	07/01/14	5.800	187,236
100	National City Bank, Series BKNT, Notes	(A+ , Aa3)	08/01/09	4.150	100,163
					828,754
Chemicals (0.3%)
250	Lubrizol Corp., Senior Notes	(BB+ , Baa3)	10/01/09	4.625	250,817
130	Lyondell Chemicals Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)§	(B+ , B1)	06/01/13	10.500	154,050
					404,867
Commercial Services (0.1%)
145	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/06 @ $104.31)	(B , Caa1)	04/01/13	8.625	154,063
Diversified Financials (2.3%)
500	Fifth Third Bank, Subordinated Notes	(A+ , Aa2)	02/01/15	4.750	500,183
185	Ford Motor Credit Co., Global Notes§	(BBB- , A3)	01/25/07	6.500	190,540
100	Ford Motor Credit Co., Global Notes§	(BBB- , A3)	01/15/10	5.700	99,800
125	Frank Russell Co., Rule 144A, Company Guaranteed Notes‡	(AAA , Aa1)	01/15/09	5.625	132,145
145	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	02/15/12	5.875	157,019
320	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	06/15/12	6.000	350,272
60	General Motors Acceptance Corp., Global Notes§	(BBB- , Baa1)	12/01/14	6.750	58,930
105	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	01/15/15	5.125	106,501
585	Household Finance Corp., Global Notes^^	(A , A1)	12/15/08	4.125	586,280
110	JPMorgan Chase & Co., Global Subordinated Notes	(A , A1)	09/15/14	5.125	112,269
190	MBNA America Bank, Rule 144A, Subordinated Notes‡	(BBB , Baa2)	03/15/08	6.750	203,820
200	Merrill Lynch & Company, Inc., Series MTNB, Notes	(A+ , Aa3)	03/10/06	2.470	198,393
200	Merrill Lynch & Company, Inc., Series MTNC, Global Notes	(A+ , Aa3)	01/15/15	5.000	201,007
250	OMX Timber Finance Investment LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/19 @ $100.00)#‡	(A , Aa3)	01/29/20	5.420	250,205
250	SLM Corp., Series MTNA, Notes	(A , A2)	01/15/09	4.000	249,893
					3,397,257
Electric (1.0%)
175	AES Corp., Senior Notes§	(B- , B2)	06/01/09	9.500	196,875
200	American Electric Power Company, Inc., Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	206,380

Par(1) (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

100		Cincinnati Gas & Electric Co., Notes	(BBB , Baa1)	09/15/12	5.700	106,605
70		Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	73,658
120		Detroit Edison Co., First Mortgage Notes	(BBB+ , A3)	08/01/14	5.400	126,289
100		Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	99,867
170		FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	171,197
300		Oklahoma Gas & Electric Co., Bonds (Callable 08/01/14 @ $103.25)	(BBB+ , A2)	08/01/34	6.500	323,701
70		Old Dominion Electric Cooperative, Series A, Secured Notes	(AAA , Aaa)	06/01/11	6.250	77,048
130		PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	148,797
						1,530,417
Entertainment (0.3%)
130		AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/05 @ $103.17)	(CCC+ , B3)	02/01/11	9.500	134,875
165		Six Flags, Inc., Global Senior Notes (Callable 02/01/05 @ $104.75)§	(CCC , Caa1)	02/01/09	9.500	173,250
160		Six Flags, Inc., Rule 144A, Senior Notes (Callable 06/01/09 @ $104.81)‡	(CCC , Caa1)	06/01/14	9.625	151,600
						459,725
Environmental Control (0.1%)
45		Allied Waste North America, Inc., Senior Notes (Callable 04/15/08 @ $103.94)§	(BB- , B2)	04/15/13	7.875	44,887
195		Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+ , Caa1)	04/15/14	7.375	178,425
						223,312
Food (0.3%)
310		Ahold Finance USA, Inc., Company Guaranteed Notes	(BB- , Ba3)	05/01/09	6.250	325,500
125		Land O’ Lakes, Inc., Global Senior Notes (Callable 11/15/06 @ $104.38)§	(B- , B3)	11/15/11	8.750	123,750
						449,250
Forest Products, Paper (0.1%)
135		Georgia-Pacific Corp., Global Company Guaranteed Notes	(BB+ , Ba2)	02/01/10	8.875	156,938
Gas (0.1%)
135		Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	138,809
Healthcare Services (0.1%)
205		Coventry Health Care, Inc., Rule 144A, Senior Notes‡	(BBB- , Ba1)	01/15/15	6.125	209,100
Holding Companies-Diversified (1.3%)
200,000	(A)	GE Financial Assurance Holdings, Inc., Global Notes	(A , A2)	06/20/11	1.600	1,952,437
Home Builders (0.4%)
205		D.R. Horton, Inc., Senior Notes	(BB+ , Ba1)	05/01/13	6.875	227,142
310		KB Home, Company Guaranteed Notes	(BB+ , Ba1)	01/15/15	5.875	315,521
						542,663
Insurance (1.0%)
470		American International Group, Inc., Global Notes#	(AAA , Aaa)	05/15/13	4.250	459,495
290		Berkshire Hathaway Finance Corp., Rule 144A, Senior Notes‡	(AAA , Aaa)	01/15/10	4.125	290,078
475		Genworth Financial, Inc., Notes	(A , A2)	06/15/14	5.750	507,728

80		Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00)‡	(A- , A2)	04/15/34	6.600	83,013
75		Progressive Corp., Senior Notes	(A+ , A1)	12/01/32	6.250	83,382
						1,423,696

Par(1) (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

Iron & Steel (0.3%)
245	AK Steel Corp., Company Guaranteed Notes (Callable 02/15/05 @ $102.65)	(B+ , B3)	02/15/09	7.875	252,350
160	International Steel Group, Inc., Global Senior Notes	(BB , Ba3)	04/15/14	6.500	173,600
					425,950
Lodging (0.1%)
120	MGM Mirage, Global Senior Notes	(BB+ , Ba1)	09/01/12	6.750	126,300
115	Windsor Woodmont Black Hawk, Series B, First Mortgage Notes (Callable 02/11/05 @ $104.33)ø^	(NR , NR)	03/15/05	13.000	3,450
					129,750
Media (1.4%)
250	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)§	(CCC- , B3)	11/15/13	8.750	255,000
75	Comcast Cable Communications Holdings, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	03/15/13	8.375	92,792
200	Comcast Cable Communications, Inc., Senior Notes§	(BBB , Baa3)	01/30/11	6.750	224,083
75	Cox Communications, Inc., Notes	(BBB- , Baa3)	06/15/05	6.875	75,964
230	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	07/15/09	8.125	253,575
270	Dex Media West LLC, Series B, Global Senior Subordinated Notes (Callable 08/15/08 @ $104.94)	(B , B2)	08/15/13	9.875	307,463
85	EchoStar DBS Corp., Global Senior Notes	(BB- , Ba3)	10/01/11	6.375	87,231
155	Liberty Media Corp., Global Senior Notes#	(BBB- , Baa3)	09/17/06	3.990	156,851
160	Mediacom LLC/Capital Corp., Senior Notes (Callable 01/15/06 @ $104.75)§	(B , B3)	01/15/13	9.500	160,400
150	News America Holdings, Inc., Company Guaranteed Notes§	(BBB- , Baa3)	02/01/13	9.250	193,594
85	News America, Inc., Company Guaranteed Notes	(BBB- , Baa3)	11/30/28	7.625	103,164
90	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+ , Baa1)	04/15/31	7.625	111,211
					2,021,328
Miscellaneous Manufacturing (0.2%)
245	Textron, Inc., Senior Notes§	(A- , A3)	08/01/10	4.500	247,672
Mortgage Backed Securities (16.1%)
230	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002–TOP6, Class A2‡‡	(AAA , Aaa)	10/15/36	6.460	255,891
1,310	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004–PWR6, Class A6‡‡	(AAA , Aaa)	11/11/41	4.825	1,323,945
235	Fannie Mae Global Bonds‡‡‡	(AAA , Aaa)	11/15/30	6.625	290,969
710	Fannie Mae Global Notes‡‡	(AAA , Aaa)	11/15/10	6.625	800,428
100,000	Fannie Mae Global Senior Notes	(AAA , Aaa)	10/09/07	2.125	1,016,424
2,037	Fannie Mae Pool #255552‡‡	(AAA , Aaa)	11/01/34	6.500	2,131,934
534	Fannie Mae Pool #703337‡‡	(AAA , Aaa)	04/01/33	5.500	544,205
1,258	Fannie Mae Pool #725248‡‡	(AAA , Aaa)	03/01/34	5.000	1,259,009
1,131	Fannie Mae Pool #733035‡‡	(AAA , Aaa)	08/01/33	4.500	1,106,411
3,550	Fannie Mae Pool #743466‡‡	(AAA , Aaa)	10/01/33	6.000	3,667,134
387	Fannie Mae Pool #757490‡‡	(AAA , Aaa)	01/01/34	5.500	394,605
780	Fannie Mae Pool #763676‡‡	(AAA , Aaa)	01/01/34	5.500	795,820
894	Fannie Mae Pool #776327‡‡	(AAA , Aaa)	04/01/34	5.000	894,794
647	Fannie Mae Pool #794268^^	(AAA , Aaa)	09/01/34	6.500	676,713
2,235	FNMA TBA	(AAA , Aaa)	01/03/35	6.000	2,308,335
1,600	FNMA TBA	(AAA , Aaa)	02/01/35	5.000	1,596,499
1,000	Freddie Mac, Series EMTN, Global Unsubordinated Notes	(AAA , Aaa)	01/15/14	4.375	1,375,510
585	Freddie Mac Global Notes‡‡	(AAA , Aaa)	11/15/13	4.875	605,210

Par(1) (000)			Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

1,190		Freddie Mac Global Subordinated Notes‡‡	(AAA , Aaa)	03/21/11	5.875	1,285,299
480		JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB9, Class A1‡‡	(AAA , Aaa)	06/12/41	3.475	474,362
1,335		LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4‡‡	(AAA , Aaa)	03/15/36	4.367	1,306,203
						24,109,700
Oil & Gas (0.7%)
235		Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	273,733
160		Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB- , Ba3)	01/15/16	6.875	167,200
165		Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B- , B3)	05/15/14	8.000	171,394
320		Pemex Project Funding Master Trust, Rule 144A, Notes#‡	(BBB- , Baa1)	06/15/10	3.790	330,880
115		Premcor Refining Group, Inc., Company Guaranteed Notes (Callable 05/01/09 @ $103.38)	(BB- , Ba3)	05/01/14	6.750	121,037
						1,064,244
Pipelines (0.1%)
165		Williams Companies, Inc., Global Notes§#	(B+ , B1)	03/15/12	8.125	190,575
Real Estate (0.0%)
10		EOP Operating LP, Notes	(BBB+ , Baa2)	10/01/10	4.650	10,029
35		EOP Operating LP, Senior Notes	(BBB+ , Baa2)	02/15/05	6.625	35,050
						45,079
Telecommunications (0.9%)
55		AT&T Wireless Services, Inc., Global Senior Notes	(A , Baa2)	03/01/31	8.750	75,880
100		BellSouth Corp., Global Bonds§	(A , A2)	09/15/14	5.200	102,435
100		BellSouth Corp., Notes	(A , A2)	11/15/12	4.750	101,037
215		Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , Caa1)	06/15/13	10.125	244,562
275		Motorola, Inc., Notes	(BBB , Baa3)	11/16/07	4.608	279,211
200		Nextel Communications, Inc., Senior Notes (Callable 03/15/09 @ $102.98)	(BB , Ba3)	03/15/14	5.950	208,500
135		SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	136,229
80		Sprint Capital Corp., Global Company Guaranteed Notes	(BBB- , Baa3)	03/15/32	8.750	108,682
160		Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	165,055
						1,421,591
Textiles (0.1%)
160		Invista, Rule 144A, Notes (Callable 05/01/08 @ $104.63)‡	(B+ , B1)	05/01/12	9.250	176,800
Transportation (0.1%)
125		Horizon Lines LLC, Rule 144A, Notes (Callable 11/01/08 @ $104.50)‡	(CCC+ , B3)	11/01/12	9.000	133,125
United States Treasury Obligations (1.9%)
1,343		United States Treasury Bonds§^^	(AAA , Aaa)	01/15/25	2.375	1,444,836
1,368		United States Treasury Notes§‡‡	(AAA , Aaa)	07/15/14	2.000	1,414,549
						2,859,385
TOTAL UNITED STATES						47,814,594

Venezuela (0.4%)
Sovereign (0.4%)
285	(C)	Republic of Venezeula, Global Notes	(B , B2)	10/08/14	8.500	290,700
385	(C)	Republic of Venezuela, Euro-dollar Notes#	(B , B2)	04/20/11	3.693	346,790
TOTAL VENEZUELA						637,490

TOTAL BONDS (Cost $126,530,765)						138,782,155

Number of Shares

COMMON STOCKS (0.0%)
United States (0.0%)
Food (0.0%)
16	Archibald Candy Corp.*^ (Cost $1,360)			0
TOTAL UNITED STATES				0

PREFERRED STOCK (0.2%)
United States (0.2%)
Telecommunications (0.2%)
240	Centaur Funding Corp., Series B, Rule 144A‡ (Cost $279,079)			323,250
TOTAL UNITED STATES				323,250

SHORT-TERM INVESTMENTS (11.3%)
6,301,775	State Street, Navigator Prime Fund§§			6,301,775

Par (000)
3,000	Freddie Mac Discount Notes‡‡	02/22/05	2.380	2,995,835
5,588	State Street Bank and Trust Co. Euro Time Deposit‡‡	02/01/05	1.400	5,588,000
2,000	United States Treasury Bills^^	03/10/05	2.190	1,995,735
TOTAL SHORT-TERM INVESTMENTS (Cost $16,881,345)				16,881,345

TOTAL INVESTMENTS AT VALUE (104.3%) (Cost $143,692,549)				155,986,750

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.3%)				(6,464,765)

NET ASSETS (100.0%)				$149,521,985

OPEN OPTION CONTRACTS WRITTEN

Number of Issuer	Name of Contracts	Exercise Price	Expiration Date	Value
S&P 500 Put Option	80	$1.25	2/11/05	$10,000

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bonds Futures	41	3/21/05	$4,595,738	$4,708,594	$112,856

U.S. Treasury 2 Year Notes Futures	(107)	3/31/05	$(22,423,506)	$(22,369,688)	$53,818
U.S. Treasury 5 Year Notes Futures	(36)	3/21/05	(3,931,553)	(3,933,000)	(1,447)
U.S. Treasury 10 Year Notes Futures	(58)	3/21/05	(6,487,051)	(6,511,406)	(24,355)
			$(32,842,110)	$(32,814,094)	$28,016

			$(28,246,372)	$(28,105,500)	$140,872

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency to be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Australian Dollar	4/13/05	A$	5,400,00	$4,093,200	$4,161,650	$68,450
Australian Dollar	4/13/05	A$	(680,000)	(515,440)	(524,060)	(8,620)
British Pound	3/16/05		£(1,710,521)	(3,263,674)	(3,217,678)	45,996
British Pound	3/16/05		£(1,042,430)	(1,996,254)	(1,960,926)	35,328
British Pound	3/16/05		£(737,849)	(1,383,467)	(1,387,976)	(4,509)
British Pound	4/13/05		£3,718,000	6,945,224	6,983,096	37,872
British Pound	4/13/05		£(1,227,000)	(2,292,036)	(2,304,534)	(12,498)
Canadian Dollar	4/13/05	C$	1,000,000	823,025	806,086	(16,939)
Canadian Dollar	4/13/05	C$	2,517,000	2,071,554	2,028,918	(42,636)
Danish Kroner	4/13/05	DKK	4,874,000	862,655	854,732	(7,923)
European Economic Unit	3/16/05		€500,000	666,265	652,179	(14,086)
European Economic Unit	3/16/05		€236,530	316,365	308,519	(7,846)
European Economic Unit	3/16/05		€340,000	446,301	443,482	(2,819)
European Economic Unit	3/16/05		€(43,760,000)	(58,110,217)	(57,078,716)	1,031,501
European Economic Unit	3/16/05		€(400,000)	(519,720)	(521,743)	(2,023)
European Economic Unit	3/16/05		€(400,000)	(523,600)	(521,743)	1,857
European Economic Unit	4/13/05		€39,029,000	51,384,410	50,933,054	(451,356)
European Economic Unit	4/13/05		€2,756,000	3,628,467	3,596,595	(31,872)
Japanese Yen	3/16/05	¥(1,541,945,926)		(14,797,946)	(14,953,234)	(155,288)
Japanese Yen	3/16/05		¥(337,449,160)	(3,308,325)	(3,272,460)	35,865
Japanese Yen	4/13/05	¥3,046,000,000		29,544,132	29,602,917	58,785
Japanese Yen	4/13/05		¥351,955,000	3,413,725	3,420,517	6,792
New Zealand Dollar	4/13/05	NZ$	2,010,000	1,390,920	1,418,034	27,114
New Zealand Dollar	4/13/05	NZ$	(4,000,000)	(2,768,000)	(2,821,958)	(53,958)
New Zealand Dollar	4/13/05	NZ$	(6,400,00)	(4,428,992)	(4,515,132)	(86,140)
Norwegian Krone	4/13/05	NKr	400,000	64,309	63,073	(1,236)
Norwegian Krone	4/13/05	NKr	808,000	129,903	127,408	(2,495)
Swedish Krona	4/13/05	SKr	6,120,000	893,431	877,109	(16,322)
Swiss Franc	4/13/05	Swf	(3,466,000)	(2,959,863)	(2,927,914)	31,949
				$9,806,352	$10,269,295	462,943

INVESTMENT ABBREVIATIONS

TBA = To be Announced

NR = Not Rated

(1)                                  Unless otherwise indicated below, all securities are denominated in currency of the issuer’s country of origin.

†                                          Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unauditied.

‡                                          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $4,770,654 or 3.2% of net assets.

#                                         Variable rate obligations — The interest rate shown is the rate as of January 31, 2005.

ø                                         Bond is currently in default.

*                                         Non-income producing security.

^                                          Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

‡‡                                    Collateral segregated for futures contracts.

^^                                    Collateral segregated for TBA securities.

‡‡‡                              A portion of the security is pledged as collateral for options written

§                                           Security or portion thereof is out on loan.

§§                                  Represents security purchased with cash collateral received for securities on loan.

(A)                              Denominated in Japanese Yen.

(B)                                Denominated in Euro.

(C)                                Denominated in U.S. Dollar.

(D)                               Denominated in British Pound Sterling.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time").  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $143,692,549, $12,526,163, $(231,962) and $12,294,201, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL FIXED INCOME FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005